SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT NOTE [Text Block]

15. SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2021, 17,600 shares which were purchased in December 2021 were cancelled. In January 2022 and February 2022, a total of 84,000 shares were purchased and cancelled. In March 2022, the Company purchased 25,000 shares under the 2022 repurchase plan and these shares will be cancelled in the normal course of business.

Subsequent to December 31, 2021, the Company announced that it would proceed with a share repurchase plan in 2022. Under the terms of the plan, which commences on March 16, 2021, the Company will be able to repurchase up to 4,000,000 shares. In March 2022 the Company purchased 27,200 shares under the 2021 repurchase plan, which will be cancelled in the ordinary course of business.